Operating costs	12 Months Ended
Jun. 30, 2022
Analysis of income and expense [abstract]
Operating costs
3. Operating costs

	2022 £ million	2021 £ million	2020 £ million
Excise duties	6,996	6,420	5,945
Cost of sales	5,973	5,038	4,654
Marketing	2,721	2,163	1,841
Other operating items	2,349	1,801	3,120
	18,039	15,422	15,560
Comprising:
Excise duties
United States	614	589	585
Great Britain	1,172	1,018	930
India	2,182	2,127	1,927
Other	3,028	2,686	2,503
Increase in inventories	(909)	(293)	(275)
Raw materials and consumables	4,017	3,126	2,842
Marketing	2,721	2,163	1,841
Other external charges	2,597	1,978	2,044
Staff costs	1,795	1,586	1,404
Depreciation, amortisation and impairment	828	447	1,839
Gains on disposal of properties	(2)	(1)	(2)
Net foreign exchange losses	10	22	15
Other operating income	(14)	(26)	(93)
	18,039	15,422	15,560
(a) Other external charges
Other external charges include research and development expenditure in respect of new drinks products and package design of £43 million (2021 – £40 million; 2020 – £34 million) and maintenance and repairs of £136 million (2021 – £107 million; 2020 – £105 million).
(b) Auditors fees
Other external charges include the fees of the principal auditors of the group, PricewaterhouseCoopers LLP and its affiliates (PwC) and are analysed below.

	2022 £ million	2021 £ million	2020 £ million
Audit of these financial statements	4.2	3.8	5.3
Audit of financial statements of subsidiaries	6.1	4.4	3.6
Audit related assurance services(1)	2.5	2.6	2.4
Total audit fees (Audit fees)	12.8	10.8	11.3
Other assurance services (Audit related fees)(2)	0.7	0.8	0.8
	13.5	11.6	12.1
(1)    Audit related assurance services are in respect of reporting under section 404 of the US Sarbanes-Oxley Act and the review of the interim financial information.
(2)    Other assurance services comprise the aggregate fees for assurance and related services that are not reported under ‘total audit fees’.
(i)     Disclosure requirements for auditors fees in the United States are different from those required in the United Kingdom. The terminology by category required in the United States is disclosed in brackets in the above table. All figures are the same for the disclosures in the United Kingdom and the United States apart from £0.3 million (2021 – £0.4 million; 2020 – £0.4 million) of the cost in respect of the review of the interim financial information which would be included in audit related fees in the United States rather than audit fees.

Audit services provided by firms other than PwC for the year ended 30 June 2022 were £0.1 million (2021 – £0.1 million; 2020 – £0.1 million). Further PwC fees for audit services in respect of post employment plans were £0.2 million for the year ended 30 June 2022 (2021 – £0.2 million; 2020 – £0.3 million).
(c) Staff costs and average number of employees

	2022 £ million	2021 £ million	2020 £ million
Aggregate remuneration
Wages and salaries	1,557	1,336	1,251
Share-based incentive plans	59	50	3
Employer’s social security	107	83	79
Employer’s pension
Defined benefit plans	36	82	37
Defined contribution plans	33	25	24
Other post employment plans	3	10	10
	1,795	1,586	1,404

The average number of employees on a full time equivalent basis (excluding employees of associates and joint ventures) was as follows:

	2022	2021 (Restated)(i)	2020 (Restated)(i)
North America	2,811	2,562	2,459
Europe	3,014	3,237	3,323
Asia Pacific	6,500	6,474	6,559
Africa	4,061	4,016	4,617
Latin America and Caribbean	1,500	1,505	1,549
SC&P	5,025	5,085	4,908
Corporate and other	5,076	4,687	4,940
	27,987	27,566	28,355
(1)    The impact of acquisitions and disposals was changed and now disclosed restated where relevant.

At 30 June 2022 the group had, on a full time equivalent basis, 28,558 (2021 – 27,783; 2020 – 27,788) employees. The average number of employees of the group, including part time employees, for the year was 28,137 (2021 – 28,025; 2020 – 28,490).
(d) Exceptional operating items
Included in other operating items are the following:

	2022 £ million	2021 £ million	2020 £ million
Staff costs
Guaranteed minimum pension equalisation charge	—	5	—
Other external charges	52	13	95
Other operating income	—	(3)	(83)
Depreciation, amortisation and impairment
Brand, goodwill, tangible and other assets impairment	336	—	1,345
Total exceptional operating items (note 4)	388	15	1,357